Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of inventories
Goods for resale	€ 138,909	€ 137,887
Raw materials and supplies	1,064,776	657,060
Work in progress and semi-finished goods	1,331,644	721,088
Finished goods	666,028	743,319
Total inventories	3,201,357	2,259,354
Movement in the inventory provision
Impairment of inventory		5,000
Inventory provision
Movement in the inventory provision
Balance at 1 January	158,724	122,613	€ 104,251
Net charge for the year	(66,647)	28,092	42,255
Cancellations for the year	(12,155)	(269)	(189)
Translation differences	4,818	8,288	(23,704)
Balance at 31 December	€ 84,740	€ 158,724	€ 122,613